Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and due from banks	$ 15,048	$ 11,534
Interest-bearing deposits in other banks	10,848	28,723
Cash and Cash Equivalents	25,896	40,257
Securities available for sale, at fair value:	15,399	70,195
Securities held to maturity, at cost: (fair value of $479,339 at March 31, 2013 and $521,449 at March 31, 2012):	462,728	504,014
Loans receivable	459,312	438,923
Allowance for loan losses	(2,500)	(2,090)
Net Loans	456,812	436,833
Bank owned life insurance	35,499	27,577
Premises and equipment	7,841	8,075
Federal Home Loan Bank of New York stock	3,897	5,127
Interest receivable	3,177	3,927
Real estate owned	215	139
Other assets	4,620	5,296
Total Assets	1,016,084	1,101,440
Deposits:
Non-interest bearing	13,228	7,997
Interest bearing	750,464	818,278
Total Deposits	763,692	826,275
Advances from Federal Home Loan Bank of New York	52,500	78,679
Advance payments by borrowers for taxes and insurance	5,071	5,139
Other liabilities and accrued expenses	7,493	4,886
Total Liabilities	828,756	914,979
Commitments and Contingencies
Stockholders' Equity
Preferred stock ($.01 par value), 1,000,000 shares authorized; shares issued or outstanding - none
Common stock ($.01 par value), 75,000,000 shares authorized; 30,530,470 shares issued, 26,166,652 shares outstanding at March 31, 2013; 26,138,138 shares outstanding at March 31, 2012	305	305
Paid-in capital	136,154	135,965
Deferred compensation obligation under Rabbi Trust	292	273
Retained earnings	102,292	101,835
Treasury stock, at cost; 4,363,818 shares at March 31, 2013; 4,392,332 shares at March 31, 2012	(47,067)	(47,363)
Common stock acquired by Employee Stock Ownership Plan ("ESOP")	(4,213)	(4,946)
Accumulated other comprehensive (loss) income	(188)	619
Stock held by Rabbi Trust	(247)	(227)
Total Stockholders' Equity	187,328	186,461
Total Liabilities and Stockholders' Equity	$ 1,016,084	$ 1,101,440